Investments in Associates - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 30, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Impairment of Investment	$ 188
AB InBev Efes [member]
Disclosure of associates [line items]
Percentage of voting equity interests acquired			50.00%
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investments in associates	$ 10,000,000	$ 51,000,000		$ 78,000,000